Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Abstract]
Cash and cash equivalents	$ 142,745	$ 28,381
Restricted cash	567	0
Restricted cash, net of current portion	1,712	2,279
Cash, cash equivalents and restricted cash	$ 145,024	$ 30,660